TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

(Unaudited)

SHARES		VALUE
	CONVERTIBLE PREFERRED AND WARRANTS(a) - 1.9% of Net Assets

	Biotechnology — 1.5%
326,667	Amphivena Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	$4,900,001
525,972	Amphivena Therapeutics, Inc. Series C, 6.00% (Restricted) (b)	1,887,315
802,477	Arkuda Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	1,909,093
968,076	Decipher Biosciences, Inc. Series II, 8.00% (Restricted) (b)	1,461,795
962,412	Decipher Biosciences, Inc. Series III, 8.00% (Restricted) (b)	2,090,358
277,444	Oculis SA, Series B2 (Restricted) (b) (c)	2,386,855
2,692,309	Rainier Therapeutics, Inc. Series A, 6.00% (Restricted) (b)	269
1,559,715	Rainier Therapeutics, Inc. Series B, 6.00% (Restricted) (b)	156
210,000	Trillium Therapeutics, Inc. Series II (c)	216,300
		14,852,142
	Health Care Equipment & Supplies (Restricted)(b) — 0.1%
951,000	IlluminOss Medical, Inc. Series AA, 8.00%	792,659
895,848	IlluminOss Medical, Inc. Junior Preferred, 8.00%	90
71,324	IlluminOss Medical, Inc. Warrants (expiration 03/31/27, exercise price $1.00)	0
59,426	IlluminOss Medical, Inc. Warrants (expiration 09/06/27, exercise price $1.00)	0
23,771	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 01/11/28, exercise price $1.00)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 02/06/28, exercise price $1.00)	0
46,462	IlluminOss Medical, Inc. Warrants (expiration 01/29/29, exercise price $1.00)	0
12,964	IlluminOss Medical, Inc. Warrants (expiration 04/29/29, exercise price $1.00)	0
20,470	IlluminOss Medical, Inc. Warrants (expiration 05/13/29, exercise price $1.00)	0
28,301	IlluminOss Medical, Inc. Warrants (expiration 07/02/29, exercise price $1.00)	0
9,250	IlluminOss Medical, Inc. Warrants (expiration 08/29/29, exercise price $1.00)	0
53,690	IlluminOss Medical, Inc. Warrants (expiration 09/27/29, exercise price $1.00)	0
		792,749
	Pharmaceuticals (Restricted)(b)(d) — 0.4%
3,173,164	Curasen Therapeutics, Inc. Series A	3,500,000
	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $28,432,428)	19,144,891

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE
	CONVERTIBLE NOTES (Restricted)(b) - 0.4% of Net Assets

	Biotechnology — 0.2%
$1,522,783	Rainier Therapeutics, Inc. Promissory Notes, 8.00% due 03/31/20	$1,331,271
661,638	Vectivbio Holding AG Promissory Note, 4.00% due 12/19/21	661,638
		1,992,909
	Health Care Equipment & Supplies — 0.2%
1,682,973	IlluminOss Medical, Inc. Promissory Notes, 8.00% due 12/31/21	1,682,973
	TOTAL CONVERTIBLE NOTES (Cost $3,869,316)	3,675,882

SHARES		VALUE
	COMMON STOCKS AND WARRANTS - 94.8% of Net Assets

	Biotechnology — 58.2%
11,814	AbbVie, Inc.	1,046,012
119,074	AC Immune SA (a) (c)	1,014,510
144,057	ACADIA Pharmaceuticals, Inc. (a)	6,162,758
17,325	Adynxx, Inc.	21,656
240,033	Alexion Pharmaceuticals, Inc. (a)	25,959,569
137,956	Alkermes plc (a)	2,814,302
49,208	Allakos, Inc. (a)	4,692,475
55,311	Allogene Therapeutics, Inc. (a)	1,436,980
92,391	Alnylam Pharmaceuticals, Inc. (a)	10,640,671
234,955	Amarin Corp plc (a) (c) (e)	5,037,435
297,401	Amgen, Inc.	71,694,459
256,431	Amicus Therapeutics, Inc. (a)	2,497,638
82,022	AnaptysBio, Inc. (a)	1,332,857
85,598	Apellis Pharmaceuticals, Inc. (a)	2,621,011
103,950	Aquamed Technologies, Inc. (a) (b)	5,561
14,306	Arena Pharmaceuticals, Inc. (a)	649,779
29,426	Argenx SE (a) (c) (e)	4,723,462
62,072	Arrowhead Pharmaceuticals, Inc. (a)	3,937,227
43,154	Ascendis Pharma A/S (a) (c) (e)	6,003,584
173,216	Atreca, Inc. (a)	2,679,652
37,732	Avrobio, Inc. (a)	759,545
54,497	BeiGene Ltd. (a) (c) (e)	9,033,423

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
152,541	Biogen, Inc. (a) (f)	$45,263,491
20,197	Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,099,525
177,343	BioMarin Pharmaceutical, Inc. (a)	14,994,351
61,763	Bluebird Bio, Inc. (a)	5,419,703
76,291	Blueprint Medicines Corp. (a)	6,111,672
27,027	Bridgebio Pharma, Inc. (a)	947,296
77,143	Coherus BioSciences, Inc. (a)	1,388,960
52,574	CRISPR Therapeutics AG (a) (c)	3,202,019
55,466	CymaBay Therapeutics, Inc. (a)	108,713
42,334	Deciphera Pharmaceuticals, Inc. (a)	2,634,868
61,500	Dermira, Inc. (a)	932,340
98,206	Editas Medicine, Inc. (a)	2,907,880
13,882	Eidos Therapeutics, Inc. (a)	796,688
233,719	Epizyme, Inc. (a)	5,749,487
119,981	Esperion Therapeutics, Inc. (a)	7,154,467
352,719	Exelixis, Inc. (a)	6,214,909
106,511	Fate Therapeutics, Inc. (a)	2,084,420
126,349	FibroGen, Inc. (a)	5,419,109
6,543	Galapagos NV (a) (c) (e)	1,353,289
137,500	Galera Therapeutics, Inc. (a)	1,809,500
206,310	Galera Therapeutics, Inc. (Restricted) (a) (b)	2,443,534
11,382	Genmab A/S (a) (c) (e)	254,160
955,313	Gilead Sciences, Inc.	62,076,239
99,786	Global Blood Therapeutics, Inc. (a)	7,931,989
213,908	Incyte Corp. (a)	18,678,447
108,559	Insmed, Inc. (a)	2,592,389
41,016	Intellia Therapeutics, Inc. (a)	601,705
21,332	Intercept Pharmaceuticals, Inc. (a)	2,643,461
134,781	Ionis Pharmaceuticals, Inc. (a)	8,142,120
158,178	Iovance Biotherapeutics, Inc. (a)	4,378,367
21,371	Ligand Pharmaceuticals, Inc. (a)	2,228,782
14,939	Merus N.V. (a) (c)	210,341
24,052	Molecular Templates, Inc. (a)	336,367
147,820	Nektar Therapeutics (a)	3,190,695
126,677	Neurocrine Biosciences, Inc. (a)	13,616,511
260,913	Ovid Therapeutics, Inc. (a)	1,082,789
848,209	Pieris Pharmaceuticals, Inc. (a)	3,070,517
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 06/08/21, exercise price $3.00) (a) (b)	60,817
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 06/08/21, exercise price $2.00) (a) (b)	41,091
102,766	Portola Pharmaceuticals, Inc. (a)	2,454,052
63,053	PTC Therapeutics, Inc. (a)	3,028,436
35,515	Puma Biotechnology, Inc. (a)	310,756
15,656	Ra Pharmaceuticals, Inc. (a)	734,736
110,454	Regeneron Pharmaceuticals, Inc. (a)	41,473,268
144,100	Rocket Pharmaceuticals, Inc. (a)	3,279,716
35,859	Rubius Therapeutics, Inc. (a)	340,660

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Biotechnology — continued
62,470	Sage Therapeutics, Inc. (a)	$4,509,709
103,856	Sangamo Therapeutics, Inc. (a)	869,275
120,163	Sarepta Therapeutics, Inc. (a)	15,505,834
179,428	Seattle Genetics, Inc. (a)	20,501,443
447,797	Sutro Biopharma, Inc. (a)	4,925,767
317,526	Trillium Therapeutics, Inc. (a) (c)	327,052
67,710	Ultragenyx Pharmaceutical, Inc. (a)	2,891,894
45,312	uniQure N.V. (a) (c)	3,247,058
43,002	United Therapeutics Corp. (a)	3,787,616
875,000	Vectivbio Holding AG (Restricted) (a) (b)	691,250
262,710	Vertex Pharmaceuticals, Inc. (a)	57,520,355
74,157	Xencor, Inc. (a)	2,550,259
66,898	Xenon Pharmaceuticals Inc. (a) (c)	877,033
7,803	Y-mAbs Therapeutics, Inc. (a)	243,844
26,021	Zai Lab Ltd. (a) (e)	1,082,213
		585,089,800
	Drug Discovery Technologies — 0.1%
117,030	ImmunoGen, Inc. (a)	597,438

	Health Care Equipment & Supplies — 3.6%
9,421	ABIOMED, Inc. (a)	1,607,128
19,400	Axonics Modulation Technologies, Inc. (a)	537,574
22,237	Baxter International, Inc.	1,859,458
2,140	Becton, Dickinson and Co.	582,016
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	894,587
21,888	DENTSPLY Sirona, Inc.	1,238,642
10,398	Edwards Lifesciences Corp. (a)	2,425,749
2,985	Guardant Health, Inc. (a)	233,248
21,082	Hologic, Inc. (a)	1,100,691
6,736	IDEXX Laboratories, Inc. (a)	1,758,972
11,476	Inogen, Inc. (a)	784,155
7,188	Masimo Corp. (a)	1,136,135
70,363	Medtronic plc	7,982,682
67,580	NovoCure Ltd. (a)	5,694,967
138,309	Quotient Ltd. (a)	1,315,319
29,890	Stryker Corp.	6,275,107
6,068	Zimmer Biomet Holdings, Inc.	908,258
		36,334,688
	Health Care Providers & Services — 4.1%
54,500	Acadia Healthcare Co., Inc. (a)	1,810,490
23,992	Anthem, Inc.	7,246,304
3,527	Charles River Laboratories International, Inc. (a)	538,785
25,532	Cigna Corp.	5,221,039
100,776	CVS Health Corp.	7,486,649
14,868	HCA Healthcare, Inc.	2,197,639
6,380	Humana, Inc.	2,338,398
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a) (b)	203,644
13,049	Medpace Holdings, Inc. (a)	1,096,899

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Health Care Providers & Services — continued
44,072	UnitedHealth Group, Inc.	$12,956,287
		41,096,134
	Health Care Technology — 0.2%
231,027	Evolent Health, Inc. (a)	2,090,794
	Healthcare Services — 0.6%
6,284	Laboratory Corporation of America Holdings (a)	1,063,064
91,031	Syneos Health, Inc. (a)	5,414,069
		6,477,133
	Life Sciences Tools & Services — 7.5%
31,672	Bio-Techne Corp.	6,952,321
154,983	Illumina, Inc. (a)	51,414,060
344,015	Pacific Biosciences of California, Inc. (a)	1,768,237
88,234	PRA Health Sciences, Inc. (a)	9,807,209
17,778	Thermo Fisher Scientific, Inc.	5,775,539
		75,717,366
	Medical Devices and Diagnostics — 1.8%
3,773	Align Technology, Inc. (a)	1,052,818
122,199	Boston Scientific Corp. (a)	5,525,839
32,315	Danaher Corp.	4,959,706
10,550	Intuitive Surgical, Inc. (a)	6,236,633
3,823	ResMed, Inc.	592,450
		18,367,446
	Pharmaceuticals — 18.6%
55,772	Acceleron Pharma, Inc. (a)	2,957,031
46,285	Aerie Pharmaceuticals, Inc. (a)	1,118,708
178,012	Aerpio Pharmaceuticals, Inc. (a)	110,990
143,413	Agios Pharmaceuticals, Inc. (a)	6,847,971
8,583	Allergan plc (c)	1,640,812
12,760	AmerisourceBergen Corp.	1,084,855
137,351	ArQule, Inc. (a)	2,741,526
60,088	Aurinia Pharmaceuticals, Inc. (a) (c)	1,217,383
321,905	Bristol-Myers Squibb Co.	20,663,082
798,651	Bristol-Myers Squibb Co., CVR 03/31/21 (a) (g)	2,403,940
21,025	Eli Lilly & Co.	2,763,316
465,507	Endo International plc (a) (c)	2,183,228
210,543	Foamix Pharmaceuticals Ltd. (a) (c)	701,108
32,891	GW Pharmaceuticals plc (a) (c) (e)	3,439,083
41,384	Heron Therapeutics, Inc. (a)	972,524
192,060	Horizon Therapeutics plc (a)	6,952,572
334,273	Immunomedics, Inc. (a)	7,073,217
60,156	Intra-Cellular Therapies, Inc. (a)	2,063,952
5,958	IQVIA Holdings, Inc. (a)	920,570
51,827	Jazz Pharmaceuticals plc (a)	7,736,735
110,428	Johnson & Johnson	16,108,132
9,280	Madrigal Pharmaceuticals, Inc. (a)	845,501

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE
	Pharmaceuticals — continued
13,913	McKesson Corp.	$1,924,446
68,939	Medicines Co. (The) (a)	5,855,679
247,434	Merck & Co., Inc.	22,504,122
522,657	Milestone Pharmaceuticals, Inc. (a)	8,367,739
46,197	Mirati Therapeutics, Inc. (a)	5,952,945
555,772	Mylan N.V. (a) (c)	11,171,017
13,430	MyoKardia, Inc. (a)	978,846
324,369	Pfizer, Inc.	12,708,777
17,533	Reata Pharmaceuticals, Inc. (a)	3,584,271
59,240	Revance Therapeutics, Inc. (a)	961,465
69,411	Sanofi (c) (e)	3,484,432
79,790	Spectrum Pharmaceuticals, Inc. (a)	290,436
28,747	Tetraphase Pharmaceuticals, Inc. (a)	80,779
291,666	Teva Pharmaceutical Industries Ltd. (a) (c) (e)	2,858,327
78,725	Theravance Biopharma, Inc. (a)	2,038,190
3,911	Turning Point Therapeutics, Inc. (a)	243,616
67,727	WaVe Life Sciences Ltd. (a)	542,832
53,922	Zoetis, Inc.	7,136,577
71,728	Zogenix, Inc. (a)	3,739,181
		186,969,913
	TOTAL COMMON STOCKS AND WARRANTS (Cost $749,365,180)	952,740,713
	EXCHANGE TRADED FUNDS - 0.7% of Net Assets
19,508	iShares Nasdaq Biotechnology ETF	2,350,909
48,046	SPDR S&P Biotech ETF	4,569,655
	TOTAL EXCHANGE TRADED FUNDS (Cost $5,604,491)	6,920,564

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENT - 0.6% of Net Assets
$5,932,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $5,932,000, 0.12%, dated 12/31/19, due 01/02/20 (collateralized by U.S. Treasury Note 2.75%, due 09/15/21, market value $6,055,356)	5,932,000
	TOTAL SHORT-TERM INVESTMENT (Cost $5,932,000)	5,932,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 98.4% (Cost $793,203,416)	988,414,049

INTEREST
MILESTONE INTERESTS (Restricted) (a) (b) - 1.1% of Net Assets
Biotechnology-0.3%
1	Therachon Milestone Interest	3,365,251

The accompanying notes are an integral part of this Schedule of Investments.

INTEREST		VALUE
	Health Care Equipment & Supplies — 0.0%
1	Therox Milestone Interest	$6,906
	Pharmaceuticals — 0.8%
1	Afferent Milestone Interest	582,605
1	Ethismos Research Milestone Interest	0
1	Neurovance Milestone Interest	2,835,984
1	TargeGen Milestone Interest	4,721,948
		8,140,537
	TOTAL MILESTONE INTERESTS (Cost $8,582,677)	11,512,693

NUMBER OF CONTRACTS (100 SHARES EACH)/NOTIONAL AMOUNT ($)
	CALL OPTION CONTRACTS PURCHASED- 0.0% of Net Assets
110/3,850,000	Biogen, Inc. Jun20 350 Call	125,400
	TOTAL CALL OPTION CONTRACTS PURCHASED (Premiums paid $568,637)	125,400
	TOTAL INVESTMENTS - 99.5% (Cost $802,354,730)	1,000,052,142
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	4,745,720
	NET ASSETS - 100%	$1,004,797,862

(a)                   Non-income producing security.

(b)                   Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)                    Foreign security.

(d)                   Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $3,500,000).

(e)                    American Depository Receipt

(f)                     A portion of security is pledged as collateral for call option purchased.

(g)                    Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements,  products, intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2019, the cost of securities for Federal income tax purposes was $802,355,751. The net unrealized gain on securities held by the Fund was $197,696,391, including gross unrealized gain of $288,778,526 and gross unrealized loss of $ 91,082,135.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2019 were as follows:

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

Affiliated Companies	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2019
Curasen Therapeuitics, Inc	$3,500,000	$—	$—	$—	$—	$3,500,000
	$3,500,000	$—	$—	$—	$—	$3,500,000

Affiliated Companies	Shares/ Principal Amount as of December 31, 2019	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Curasen Therapeuitics, Inc.	3,173,164	$—	$—
	3,173,164	$—	$—

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2019, the total amount of transfers between Level 3 and Level 2 was $2,310,000. The one investment was transferred due to an initial public offering lock-up period and the values are being supported by significant observable inputs. There were no other transfers between these levels.

The following is a summary of the levels used as of December 31, 2019 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$216,300	—	$14,635,842	$14,852,142
Health Care Equipment & Supplies	—	—	792,749	792,749
Pharmaceuticals	—	—	3,500,000	3,500,000
Convertible Notes
Biotechnology	—	—	1,992,909	1,992,909
Health Care Equipment & Supplies	—	—	1,682,973	1,682,973
Common Stocks and Warrants
Biotechnology	581,847,547	$2,443,534	798,719	585,089,800
Drug Discovery Technologies	597,438	—	—	597,438
Health Care Equipment & Supplies	35,440,101	—	894,587	36,334,688
Health Care Providers & Services	40,892,490	—	203,644	41,096,134
Health Care Technology	2,090,794	—	—	2,090,794
Healthcare Services	6,477,133	—	—	6,477,133
Life Sciences Tools & Services	75,717,366	—	—	75,717,366
Medical Devices and Diagnostics	18,367,446	—	—	18,367,446
Pharmaceuticals	186,969,912	—	—	186,969,912
Exchange Traded Funds	6,920,564	—	—	6,920,564
Short-term Investment	—	5,932,000	—	5,932,000
Milestone Interests
Biotechnology	—	—	3,365,251	3,365,251
Health Care Equipment & Supplies	—	—	6,906	6,906
Pharmaceuticals	—	—	8,140,537	8,140,537
Other Assets	—	—	729,056	729,056
Total	$955,537,091	$8,375,534	$36,743,173	$1,000,655,798
Other Financial Instruments
Assets
Call Option Contracts Purchased	$125,400	$—	$—	$125,400

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in securities	Balance as of September 30, 2019	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2019
Convertible Preferred and Warrants
Biotechnology	$19,080,590	$(2,370,586)	$235,838	$—	$(2,310,000)	$14,635,842
Health Care Equipment & Supplies	792,749	—	—	—	—	792,749
Pharmaceuticals	3,500,000	—	—	—	—	3,500,000
Convertible Notes
Biotechnology	1,395,283	(191,643)	789,269	—	—	1,992,909
Health Care Equipment & Supplies	1,682,973	26,388	—	(26,388)	—	1,682,973
Common Stocks and Warrants
Biotechnology	857,885	(50,635)	—	(8,531)	—	798,719
Health Care Equipment & Supplies	835,359	59,228	—	—	—	894,587
Health Care Providers & Services	2,039,287	(1,116,687)	203,644	(922,600)	—	203,644
Milestone Interests
Biotechnology	3,357,712	7,539	—	—	—	3,365,251
Health Care Equipment & Supplies	6,851	55	—	—	—	6,906
Pharmaceuticals	8,295,459	(154,922)	—	—	—	8,140,537
Other Assets	724,661	—	4,395	—	—	729,056
Total	$42,568,809	$(3,791,263)	$1,233,146	$(957,519)	$(2,310,000)	$36,743,173

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019:	($2,700,963)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

	Fair Value at December 31, 2019	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$1,002,056	Income approach, Black-Scholes	Discount for lack of marketability	20.00% (20.00%)
	12,763,038	Probability weighted expected return model	Discount rate Price to sales multiple	23.63%-52.67% (42.65%) 4.55x-12.86x (10.95x)
	6,980,532	Market approach, recent transaction	(a)	N/A
	3,552,154	Market comparable	Discount for lack of marketability	15.00% (15.00%)
			Earning ratio	6.53x (6.53x)
		Probability adjusted value	Probability of events	0.00%-100% (50.84%)
	12,445,393		Timing of events	0.00-17.25(3.34) years
$36,743,173

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 4% of the Fund’s net assets at December 31, 2019.

At December 31, 2019, the Fund had a commitment of $3,500,000 relating to additional investments in one private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2019. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$377,701	$582,605.00		$582,605
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		4,902,852	15.00		4,900,001
Series C Cvt. Pfd	12/10/18		1,887,315	3.59		1,887,315
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19		1,909,093	2.38		1,909,093
Cercacor Laboratories, Inc. Common	03/31/98	†	0	5.59		894,587
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18		3,500,000	1.10		3,500,000
Decipher Biosciences, Inc.
Series II Cvt. Pfd	03/29/19		4,485,337	1.51		1,461,795
Series III Cvt. Pfd	03/29/19		1,014,610	2.17		2,090,358
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
Galera Therapeutics, Inc. Common	08/30/18		2,310,150	11.84		2,443,534
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	01/21/16		960,650	0.83		792,659
Junior Preferred	01/21/16		3,468,037	0.00	††	90
Cvt. Promissory Note	03/18/17		286,619	100.00		285,294
Cvt. Promissory Note	11/21/17		95,433	100.00		95,083
Cvt. Promissory Note	01/11/18		190,281	100.00		190,166
Cvt. Promissory Note	02/06/18		190,166	100.00		190,166
Cvt. Promissory Note	09/05/18		237,708	100.00		237,708
Cvt. Promissory Note	01/28/19		185,849	100.00		185,849
Cvt. Promissory Note	04/10/19		51,858	100.00		51,858
Cvt. Promissory Note	05/10/19		81,882	100.00		81,881
Cvt. Promissory Note	07/01/19		113,205	100.00		113,205
Cvt. Promissory Note	08/29/19		37,000	100.00		37,000
Cvt. Promissory Note	09/27/19		214,763	100.00		214,763
Warrants (expiration 03/31/27)	03/28/17		331	0.00		0
Warrants (expiration 09/06/27)	09/05/18		0	0.00		0
Warrants (expiration 11/20/27)	11/21/17		88	0.00		0
Warrants (expiration 01/11/28)	01/11/18		29	0.00		0
Warrants (expiration 02/06/28)	02/06/18		0	0.00		0
Warrants (expiration 01/29/29)	01/28/19		0	0.00		0
Warrants (expiration 04/29/29)	04/10/19		0	0.00		0
Warrants (expiration 05/13/29)	05/10/19		0	0.00		0
Warrants (expiration 07/02/29)	07/01/19		0	0.00		0
Warrants (expiration 08/29/29)	08/29/19		0	0.00		0
Warrants (expiration 09/27/29)	09/27/19		0	0.00		0
InnovaCare, Inc. Escrow Shares	12/21/12	†	203,655	0.92		203,644
Neurovance Milestone Interest	03/20/17		4,917,881	2,835,984.00		2,835,984
Oculis SA, Series B2 Cvt. Pfd	01/16/19		2,355,687	8.60		2,386,856
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		1,751,520	0.00	††	269
Series B Cvt. Pfd	03/03/17		1,166,879	0.00	††	156
Cvt. Promissory Note	01/30/19		442,608	0.00	††	0
Cvt. Promissory Note	03/28/19		442,608	0.00	††	0
Cvt. Promissory Note	07/16/19		510,187	208.78		1,065,076
Cvt. Promissory Note	10/07/19		127,511	208.78		266,195
TargeGen Milestone Interest	07/20/10		0	4,721,948.00		4,721,948
Therachon Milestone Interest	07/01/19		3,277,735	3,365,250.00		3,365,250
Therox Milestone Interest	06/18/19		9,360	6,906.00		6,906
Vectivbio Holding AG
Common	07/01/19	†	682,719	0.79		691,250
Cvt. Promissory Note	12/19/19		661,638	1.00		661,638
			$43,050,945			$38,350,182

(#)    See Schedule of Investments and corresponding footnotes for more information on each issuer.

†            Interest received as part of a corporate action for a previously owned security.

††     Carrying value per unit is greater than $0.00 but less than $0.01